Related-Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Related Party Transactions [Abstract]
Related-Party Transactions

5. Related-Party Transactions

The Company paid approximately $772,000 and $896,000 to certain stockholders for sponsored research, research and development consulting services, contract manufacturing services, regulatory and medical consulting services, license fees, and clinical study services during nine months ended September 30, 2016 and 2015, respectively. These amounts are recorded in research and development expense in the accompanying consolidated statements of operations.

12. Related-Party Transactions

The Company paid approximately $1,295,000 and $2,300,000, to certain stockholders, primarily academic institutions, for sponsored research, research and development consulting services, contract manufacturing services, regulatory and medical consulting services, data management services, license fees, and clinical study services in 2015 and 2014, respectively. These amounts are recorded in research and development expense in the accompanying consolidated statements of operations.

Approximately $140,000 and $5,000 were due to stockholders and included in accounts payable and other current liabilities for services related to sponsored research, contract manufacturing services, and data management at December 31, 2015 and 2014, respectively.

On September 23, 2015, the Company’s Board of Directors resolved to forgive a board director’s promissory note principal and accrued interest, totaling $1,056,000, effective October 19, 2015. The value of the 25% recourse portion of the note and related accumulated interest was $264,000. The value of the 75% nonrecourse portion of the note required calculation based on the incremental value of the stock award prior to the forgiveness compared to subsequent to the forgiveness. The fair value of the Company’s stock, as determined by the board of directors, at this time was $25.52, and this value was utilized in calculating the value of the nonrecourse portion of the note which totaled $272,000. The total of $536,000 was charged to stock-based compensation expense as of December 31, 2015.